Report of Directors Financial Review Risk Report - Balance sheet of insurance manufacturing subsidiaries by type of contract (Details) - GBP (£) £ in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total financial assets		£ 284,041	£ 308,255
– derivatives		198,172	174,116
- other financial assets		50,003	59,095
Total assets		727,330	702,970
Insurance contract liabilities		3,424	20,595
Reinsurance contract liabilities		39	33
Deferred tax		5	6
Other liabilities		2,659	2,869
Total liabilities		700,277	678,465
Equity		27,053	24,505	£ 23,233	£ 23,145
Total liabilities and equity		727,330	702,970
Assets held for sale	[1]	21,606	20,368
Liabilities of disposal groups held for sale	[1]	23,110	20,684
Insurance manufacturing subsidiaries
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total financial assets		5,244	23,658
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		4,638	14,890
– derivatives		5	97
– financial investments – at amortised cost		1	232
– financial investments at fair value through other comprehensive income		0	7,399
- other financial assets		600	1,040
Insurance contract assets		38	41
Reinsurance contract assets		132	145
Other assets and investment properties		19,406	905
Total assets		24,820	24,749
Liabilities under investment contracts designated at fair value		1,078	1,002
Insurance contract liabilities		3,424	20,595
Reinsurance contract liabilities		38	33
Deferred tax		9	2
Other liabilities		19,148	1,966
Total liabilities		23,697	23,598
Equity		1,123	1,151
Total liabilities and equity		24,820	24,749
Insurance manufacturing subsidiaries | HSBC Assurances Vie (France)
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Assets held for sale		19,309
Liabilities of disposal groups held for sale		18,668
Insurance manufacturing subsidiaries | Assets and liabilities related to insurance contracts | Life direct participating and investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total financial assets		3,749	21,284
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		3,223	13,101
– derivatives		5	92
– financial investments – at amortised cost		0	218
– financial investments at fair value through other comprehensive income		0	6,947
- other financial assets		521	926
Insurance contract assets		0	0
Reinsurance contract assets		0	0
Other assets and investment properties		18,229	748
Total assets		21,978	22,032
Liabilities under investment contracts designated at fair value		0	0
Insurance contract liabilities		3,165	20,289
Reinsurance contract liabilities		0	0
Deferred tax		0	0
Other liabilities		17,355	0
Total liabilities		20,520	20,289
Equity		0	0
Total liabilities and equity		20,520	20,289
Insurance manufacturing subsidiaries | Assets and liabilities related to insurance contracts | Life other contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total financial assets		48	101
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		32	78
– derivatives		0	0
– financial investments – at amortised cost		0	0
– financial investments at fair value through other comprehensive income		0	0
- other financial assets		16	23
Insurance contract assets		38	41
Reinsurance contract assets		132	145
Other assets and investment properties		1	75
Total assets		219	362
Liabilities under investment contracts designated at fair value		0	0
Insurance contract liabilities		259	306
Reinsurance contract liabilities		38	33
Deferred tax		0	0
Other liabilities		32	0
Total liabilities		329	339
Equity		0	0
Total liabilities and equity		329	339
Insurance manufacturing subsidiaries | Assets and liabilities related to insurance contracts | Other contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total financial assets		1,026	942
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		1,018	935
– derivatives		0	0
– financial investments – at amortised cost		0	0
– financial investments at fair value through other comprehensive income		0	0
- other financial assets		8	7
Insurance contract assets		0	0
Reinsurance contract assets		0	0
Other assets and investment properties		0	0
Total assets		1,026	942
Liabilities under investment contracts designated at fair value		1,078	1,002
Insurance contract liabilities		0	0
Reinsurance contract liabilities		0	0
Deferred tax		0	0
Other liabilities		0	0
Total liabilities		1,078	1,002
Equity		0	0
Total liabilities and equity		1,078	1,002
Insurance manufacturing subsidiaries | Shareholder assets and liabilities
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total financial assets		421	1,331
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		365	776
– derivatives		0	5
– financial investments – at amortised cost		1	14
– financial investments at fair value through other comprehensive income		0	452
- other financial assets		55	84
Insurance contract assets		0	0
Reinsurance contract assets		0	0
Other assets and investment properties		1,176	82
Total assets		1,597	1,413
Liabilities under investment contracts designated at fair value		0	0
Insurance contract liabilities		0	0
Reinsurance contract liabilities		0	0
Deferred tax		9	2
Other liabilities		1,761	1,966
Total liabilities		1,770	1,968
Equity		1,123	1,151
Total liabilities and equity		£ 2,893	£ 3,119

[1]	Includes businesses classified as held-for-sale as part of a broader restructuring of our European business. Refer to Note 34 'Assets held for sale and liabilities of disposal groups held for sale' on page 181.